Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	VINCO VENTURES, INC.
Entity Central Index Key	0001717556
Entity Primary SIC Number	3944
Entity Tax Identification Number	82-2199200
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 West Broad Street
Entity Address, Address Line Two	Suite 1004
Entity Address, City or Town	Bethlehem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18018
City Area Code	(866)
Local Phone Number	900-0992
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true